Financial instruments - Sensitivity Analysis Of Foreign Currency Risk (Details) - Currency risk - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on earnings	$ (1,485,134)	$ (1,107,520)	$ 100,921
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on earnings	$ 1,815,164	1,353,635	(123,347)
US dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on earnings	$ 722,802	(61,059,275)	(51,958,356)
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on earnings	$ (722,802)	$ 61,059,275	$ 51,958,356